Guarantees, Commitments and Pledged Assets - Schedule of Various Guarantees and Indemnifications (Detail) - CAD ($)	Oct. 31, 2019	Oct. 31, 2018
Standby letters of credit and letters of guarantee [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	$ 35,577,000,000	$ 35,376,000,000
Liquidity facilities [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	3,758,000,000	4,043,000,000
Derivatives [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	7,104,000,000	6,969,000,000
Indemnifications [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	$ 583,000,000	$ 571,000,000